Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of operating segments [line items]
Capital expenditures	S/ 444,936	S/ 397,066
Total assets	89,624,779	87,482,089	S/ 89,954,787
Total liabilities	79,616,678	78,055,862	S/ 81,219,959
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	327,513	258,887
Total assets	68,437,614	66,977,277
Total liabilities	60,380,895	59,498,433
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	21,184	41,599
Total assets	15,225,254	14,133,681
Total liabilities	14,787,105	13,769,222
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	6,430	3,443
Total assets	4,374,266	5,102,598
Total liabilities	3,453,408	4,208,369
Payments [Member]
Disclosure of operating segments [line items]
Capital expenditures	89,646	92,133
Total assets	1,196,049	902,610
Total liabilities	946,660	686,292
Holding and consolidation adjustments [Member]
Disclosure of operating segments [line items]
Capital expenditures	163	1,004
Total assets	391,596	365,923
Total liabilities	S/ 48,610	S/ (106,454)